Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Diluted net loss per share	$ 0.01	$ (0.31)	$ (0.63)	$ (0.38)
Diluted weighted average shares outstanding	47,164,530	20,624,803	21,173,615	20,389,634
Roth CH Acquisition IV Co. | Redeemable common stock
Diluted net loss per share	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)
Diluted weighted average shares outstanding	2,378,249	11,500,000	11,425,027	4,505,479
Roth CH Acquisition IV Co. | Non-redeemable common stock
Diluted net loss per share	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)
Diluted weighted average shares outstanding	3,336,500	3,336,500	3,336,500	2,827,725